LEASES - Maturity of lease liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,494	$ 1,559
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	316
1-3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	481
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	285
5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 412